Document and Entity Information	Feb. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	PLUS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34375
Entity Tax Identification Number	33-0827593
Entity Address Address Line 1	4200 Marathon Blvd.
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78756
City Area Code	737
Local Phone Number	255-7194
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	PSTV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001095981
Amendment Flag	false